Registration No. 2-94157/811-04146

As filed with the Securities and Exchange Commission on May 23, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 97
and
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 98

JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)

Thomas Kinzler
Secretary
John Hancock Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

Copies to:
John W. Blouch	Mark Goshko
Dykema Gossett PLLC	Kirkpatrick & Lockhart Preston Gates Ellis LLP
Franklin Square, Suite 300 West	State Street Financial Center
13001 I Street, N.W.	1 Lincoln Street
Washington D.C. 20005-3306	Boston, MA 02111-2950

It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 23rd day of May 2011.

JOHN HANCOCK VARIABLE INSURANCE TRUST

By:	/s/ Hugh McHaffie
Hugh McHaffie
President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie	President	May 23, 2011
Hugh McHaffie	(Chief Executive Officer)

/s/ Charles A. Rizzo	Chief Financial Officer	May 23, 2011
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee / Director*	May 23, 2011
Charles L. Bardelis

/s/ James R. Boyle *	Trustee / Director*	May 23, 2011
James R. Boyle

/s/ Peter S. Burgess *	Trustee / Director*	May 23, 2011
Peter S. Burgess

/s/ Elizabeth G. Cook *	Trustee / Director*	May 23, 2011
Elizabeth G. Cook

/s/ Grace K. Fey*	Trustee / Director*	May 23, 2011
Grace K. Fey

/s/ Theron Steeley Hoffman*	Trustee / Director*	May 23, 2011
Theron Steeley Hoffman

/s/ Hassell H. McClellan *	Trustee / Director*	May 23, 2011
Hassell H. McClellan

/s/ James M. Oates *	Trustee / Director*	May 23, 2011
James M. Oates

/s/ Steven M. Roberts*	Trustee / Director*	May 23, 2011
Steven M. Roberts

*	By Power of Attorney

/s/ Betsy Anne Seel Betsy Anne Seel
Attorney-In-Fact
Pursuant to Power of Attorney
Filed February 10, 2011

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document